Consolidated statements of comprehensive income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2020	Jun. 30, 2019
Statement [line items]
Net income	$ 1,867	$ 6,800		$ 4,040	$ 8,567
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on debt securities, net of taxes	1				1
Fair value adjustments on deferred cash flow hedges, net of taxes					1
Total fair value adjustments on financial instruments, net of taxes	1	0			2
Associated companies' movements in comprehensive income				(12)	(54)
Net investment hedge	(38)	(27)		(1)	12
Currency translation effects	380	525	[1]	382	189	[1]
Total of items to eventually recycle	343	498		369	149
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	319	(387)		(293)	(890)	[2]
Fair value adjustments on equity securities, net of taxes	173	(21)		99	74
Total of items never to be recycled	492	(408)		(194)	(816)
Total comprehensive income	2,702	6,890		4,215	7,900
Attributable to
Shareholders of Novartis AG	2,703	6,888		4,219	7,898
Comprehensive income, attributable to non-controlling interests	(1)	2		(4)	2
Impact of new tax law income tax relating to deferred tax assets on Swiss post retirement previously recognized through OCI					(358)
Continuing operations
Attributable to
Shareholders of Novartis AG	$ 2,703	2,298		$ 4,219	3,321
Discontinued operations
Attributable to
Shareholders of Novartis AG		$ 4,590			$ 4,577

[1]	In H1 2019, cumulative currency translation gains of USD 123 million were recycled into the consolidated income statement as a result of the Alcon spin-off (see Notes 2, 3 and 10).
[2]	Included in H1 2019 is a USD -358 million impact related to the revaluation of deferred tax assets on Swiss pension plans that were previously recognized through other comprehensive income. This revaluation resulted from the Swiss canton Basel-Stadt tax reform, enacted in February 2019.